Long-Term Debt	6 Months Ended
Jun. 30, 2014
Long-Term Debt [Abstract]
Long-Term Debt

7. Long-Term Debt

Debt	December 31, 2013	June 30, 2014
Current portion of long-term debt	$17,257,750	$30,698,424
Long-term debt	162,857,176	167,483,576
Total long-term debt	$180,114,926	$198,182,000

The loan and credit facilities are secured by first-priority mortgages on all the vessels described in Note 1.

Details of the loan and credit facilities as of December 31, 2013 are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2013 included in the Company’s Annual Report.

On January 7, 2014, the Company took delivery of its fourth Handysize drybulk vessel; the M/V Proud Seas (refer to Notes 4 and 5). Upon the delivery of the vessel, the Company drew the total amount of the then undrawn portion of the syndicated secured loan facility led by Nordea (dated May 5, 2011) of $25,394,427, by mortgaging both the M/V Priceless Seas and the M/V Proud Seas.

In addition, in line with the Company’s intention to sell its 4,800 TEU containership newbuilding as discussed in Note 4, in the first quarter of 2014 the Company mutually agreed with China Development Bank to cancel the corresponding credit facility for the vessel. Such cancelation resulted in the write off of the unamortized financing costs of the respective facility of $483,054, which is included in Interest and finance costs in the accompanying unaudited interim condensed consolidated statements of comprehensive loss for the six months ended June 30, 2014.

On April 4, 2014, the Company completed the documentation for a new loan agreement with HSH Nordbank AG (“HSH”) for a $47,000,000 secured loan facility for the refinancing of the M/V Friendly Seas and the partial financing of the first two Ultramax newbuilding drybulk carriers, the Hull numbers DY152 and DY153. For M/V Friendly Seas, HSH agreed to finance the lower of $12,600,000 or 60% of the vessel’s market value upon the respective drawdown date. For each of the two Ultramax vessels, HSH agreed to finance the lower of $17,200,000 or 65% of the vessels’ market value upon their delivery. On July 7, 2014, the Company completed the refinancing of the M/V Friendly Seas. The Company drew a total amount of $12,600,000 and repaid in full the then outstanding indebtedness under its existing loan agreement with HSH (dated July 31, 2008).

On April 8, 2014, the Company signed a supplemental agreement with HSBC Bank Plc (“HSBC”) and agreed to amend the definitions of certain financial covenants, to prepay an amount of $800,000 that was prepaid on April 10, 2014, and to reduce the outstanding scheduled quarterly installments from $400,000 to $380,000, commencing from the second quarter of 2014. In addition, on August 1, 2014, the Company agreed with HSBC to extend the existing waivers for the financial covenants relating to the minimum interest and debt service coverage ratios, from June 30, 2014 to December 31, 2015.

On May 6, 2014, the Company completed the documentation for a senior secured loan facility with a syndicate of major European banks led by Nordea in an amount of $160,000,000. This facility will be used for the refinancing of six vessels of its operating fleet (the four Handysize vessels M/V Prosperous Seas, M/V Precious Seas, M/V Priceless Seas and the M/V Proud Seas, and the Panamax vessels M/V Coral Seas and M/V Golden Seas), along with the financing of up to 60% of the market value of the remaining two Ultramax newbuilding drybulk carriers, the Hull numbers DY4050 and DY4052, and two of its Kamsarmax newbuilding drybulk carriers, the Hull numbers YZJ1144 and YZJ1145, that are expected to be delivered in the second quarter of 2015. On June 10, 2014, the Company completed the refinancing of the six vessels of its operating fleet discussed above. The Company drew a total amount of $81,750,000 and repaid in full the then outstanding indebtedness under its existing loan agreements with Bank of Scotland (dated December 4, 2007) and Nordea (dated May 5, 2011). Such refinancing resulted in the write off of the unamortized financing costs of the respective facilities of $1,027,694, which is included in Interest and finance costs in the accompanying unaudited interim condensed consolidated statements of comprehensive loss for the six months ended June 30, 2014.

On July 25, 2014, the Company agreed with Bank of Ireland to eliminate the financial covenant relating to the minimum debt service coverage ratio until the maturity of the loan.

On July 30, 2014, the Company agreed with Unicredit Bank AG (“Unicredit”), subject to certain closing conditions including a $7,000,000 prepayment, to eliminate the financial covenants relating to the minimum debt service coverage ratio, the minimum market value adjusted net worth and the maximum leverage ratio until the maturity of the loan. In addition, the Company also agreed to increase the required ratio of the fair market value of mortgaged vessels to outstanding loan from 110% to 130% at all times.

On August 8, 2014, the Company completed the offering of 1,000,000 senior unsecured notes due 2021 (“Notes”), pursuant to its effective shelf registration statement. The Notes were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof, and bear interest at a rate of 8.375% per year, payable quarterly on each February 15, May 15, August 15 and November 15, commencing on November 15, 2014. The Notes will mature on August 15, 2021, and may be redeemed in whole or in part at any time or from time to time after August 15, 2017. The Company intends to use substantially all of the net proceeds from the offering, which are expected to amount to approximately $23,912,500, net of underwriting discounts and commissions of $812,500 and estimated offering expenses payable by the Company of $275,000, for the repayment of existing indebtedness, including the $7,000,000 prepayment to Unicredit discussed above.

As of June 30, 2014, the Company had an aggregate available borrowing capacity of up to $125,000,000 with respect to the HSH loan facility (dated April 4, 2014) for an amount of up to $47,000,000, and the undrawn portion of the syndicated loan facility led by Nordea (dated May 6, 2014) in the amount of up to $78,000,000, as discussed above.

As of June 30, 2014, the Company was in compliance with all of its debt covenants with respect to its loan and credit facilities.